Disposal of business and transfer of ownership of subsidiary - The transfer of the ownership of BBUKPLC to Barclays PLC (Details) - GBP (£) £ in Millions					6 Months Ended
		Apr. 01, 2018	Jan. 01, 2018		Jun. 30, 2018
Assets [abstract]
Cash and balances at central banks	[1]		£ 171,036		£ 171,036
Cash collateral and settlement balances	[1]		77,172		77,172
Loans and advances at amortised cost	[1]		324,590		324,590
Reverse repurchase agreements	[1]		12,546		12,546
Trading portfolio assets	[1]		113,755		113,755
Derivative financial assets	[1]		237,987		237,987
Financial assets at fair value through other comprehensive income	[1]		0		0
Beginning balance, Property, plant and equipment	[1]		1,519		1,519
Investments in associates and joint ventures	[1]		718		718
Intangible assets and goodwill	[1]		4,885		4,885
Current tax assets	[1],[2]		376		376
Deferred tax assets	[1],[2]		3,352		3,352
Retirement benefit assets	[1],[2]		966		966
Other assets	[1]		4,003		4,003
Assets included in disposal groups held for sale	[1],[2]		1,193		1,193
Beginning balance, assets	[1]		1,129,343		1,129,343
Liabilities [abstract]
Deposits at amortised cost	[1]		399,189		399,189
Cash collateral and settlement balance liabilities	[1]		68,143		68,143
Repurchase agreements and other similar secured borrowing	[1]		40,338		40,338
Debt securities in issue	[1]		69,386		69,386
Subordinated liabilities	[1],[2]		24,193		24,193
Trading portfolio liabilities	[1]		37,352		37,352
Financial liabilities designated at fair value			449,415		449,415
Derivative financial instruments	[1]		238,345		238,345
Current tax liabilities	[1],[2]		494		494
Deferred tax liabilities	[1],[2]		0		0
Retirement benefit liabilities	[1],[2]		287		287
Other liabilities	[1]		8,862		8,862
Provisions, Beginning balance	[1],[2]		3,302		3,302
Liabilities included in disposal groups held for sale	[1],[2]		0		0
Beginning balance, liabilities	[1]		1,063,609		1,063,609
Assets ending balance [abstract]
Cash and balances at central banks			171,036	[3]	121,800	[4]
Cash collateral and settlement balances			74,769	[3]	91,549	[4]
Loans and advances at amortised cost			317,744	[3]	134,820	[4]
Reverse repurchase agreements			597	[3]	533	[4]
Trading portfolio assets			114,168	[3]	116,554	[4]
Other financial assets at fair value through the income statement			140,211	[3]	142,443
Derivative financial assets			237,987	[3]	229,002	[4]
Financial assets at fair value through other comprehensive income			53,288	[3]	53,302	[4]
Ending balance, Property, plant and equipment			1,519	[3]	951	[4]
Investments in associates and joint ventures			699	[3]	713	[4]
Intangible assets and goodwill			4,885	[3]	1,330	[4]
Current tax assets			376	[3]	1,272	[2],[4]
Deferred tax assets			3,979	[3]	3,247	[2],[4]
Retirement benefit assets			966	[3]	1,124	[2],[4]
Other assets			4,119	[3]	2,944	[4]
Assets included in disposal groups held for sale			1,193	[3]	1,761	[2],[4]
Ending balance, assets			1,127,536	[3]	903,345	[4]
Liabilities ending balance [abstract]
Deposits at amortised cost			380,329	[3]	193,990	[4]
Cash collateral and settlement balance liabilities			65,925	[3]	85,448	[4]
Repurchase agreements and other similar secured borrowing			15,053	[3]	8,645	[4]
Debt securities in issue			69,386	[3]	57,905	[4]
Subordinated liabilities			24,193	[3]	17,190	[2],[4]
Trading portfolio liabilities			37,352	[3]	45,965	[4]
Financial liabilities designated at fair value			220,083	[3]	483,447
Derivative financial instruments			238,345	[3]	225,089	[4]
Current tax liabilities			494	[3]	667	[2],[4]
Deferred tax liabilities	[2],[4]				0
Retirement benefit liabilities			287	[3]	265	[2],[4]
Other liabilities			8,862	[3]	4,601	[4]
Provisions, Ending balance			3,643	[3]	1,233	[2],[4]
Liabilities included in disposal groups held for sale			0	[3]	1,762	[2],[4]
Ending balance, liabilities			£ 1,063,952	[3]	855,153	[4]
Other movements for the period [member]
Movement in assets [abstract]
Increase (decrease) in cash and balances at central bank					(11,905)
Increase (decrease) in cash collateral and settlement balances					19,097
Increase (decrease) in loans and advances at amortised cost					1,731
Increase (decrease) in reverse repurchase agreements and other similar secured lending					351
Increase (decrease) in trading portfolio assets					2,386
Increase (decrease) in other financial assets at fair value through the income statement					7,848
Increase (decrease) in derivative financial assets					(8,877)
Increase (decrease) in financial assets at fair value through other comprehensive income statement					5,558
Increase (decrease) in property, plant and equipment					(58)
Increase (decrease) in investments in associates and joint ventures					14
Increase (decrease) in intangible assets and goodwill					(18)
Increase (decrease) in current tax assets					896
Increase (decrease) in deferred tax assets					15
Increase (decrease) retirement benefit assets					158
Increase (decrease) in other assets					207
Increase (decrease) in assets included in disposal groups classified as held for sale					568
Total increase (decrease) in assets					17,971
Movement in liabilities [abstract]
Increase (decrease) in deposits at amortised cost					4,133
Increase (decrease) in cash collateral and settlement balance liabilities					19,523
Increase (decrease) in repurchase agreements and other similar secured borrowing					5,159
Increase (decrease) in debt securities					822
Increase (decrease) in subordinated liabilities					(3,984)
Increase (decrease) in financial liabilities at fair value through profit or loss that meet definition of held for trading					10,378
Increase (decrease) in financial liabilities, at fair value					(7,690)
Increase (decrease) in derivative financial liabilities					(13,250)
Increase (decrease) in current tax liabilities					850
Increase (decrease) in retirement benefit liabilities					(22)
Increase (decrease) in other liabilities					(2,743)
Increase (decrease) in provisions					(121)
Increase (decrease) in liabilities included in disposal groups held for sale					1,762
Increase (decrease) in liabilities					14,817
UK Banking Businesses [member] | BBUKPLC [member]
Movement in assets [abstract]
Increase (decrease) in cash and balances at central bank	[5]				(37,331)
Increase (decrease) in cash collateral and settlement balances	[5]				(2,317)
Increase (decrease) in loans and advances at amortised cost		£ (184,655)			(184,655)	[5]
Increase (decrease) in reverse repurchase agreements and other similar secured lending	[5]				(415)
Increase (decrease) in trading portfolio assets	[5]				0
Increase (decrease) in other financial assets at fair value through the income statement	[5]				(5,616)
Increase (decrease) in derivative financial assets	[5]				(108)
Increase (decrease) in financial assets at fair value through other comprehensive income statement	[5]				(5,544)
Increase (decrease) in property, plant and equipment		(510)			(510)	[5]
Increase (decrease) in investments in associates and joint ventures	[5]				0
Increase (decrease) in intangible assets and goodwill	[5]				(3,537)
Increase (decrease) in current tax assets	[5]				0
Increase (decrease) in deferred tax assets		£ (747)			(747)	[5]
Increase (decrease) retirement benefit assets	[5]				0
Increase (decrease) in other assets	[5]				(1,382)
Increase (decrease) in assets included in disposal groups classified as held for sale	[5]				0
Total increase (decrease) in assets	[5]				(242,162)
Movement in liabilities [abstract]
Increase (decrease) in deposits at amortised cost	[5]				(190,472)
Increase (decrease) in cash collateral and settlement balance liabilities	[5]				0
Increase (decrease) in repurchase agreements and other similar secured borrowing	[5]				(11,567)
Increase (decrease) in debt securities	[5]				(12,303)
Increase (decrease) in subordinated liabilities	[5]				(3,019)
Increase (decrease) in financial liabilities at fair value through profit or loss that meet definition of held for trading	[5]				(1,765)
Increase (decrease) in financial liabilities, at fair value	[5]				0
Increase (decrease) in derivative financial liabilities	[5]				(6)
Increase (decrease) in current tax liabilities	[5]				(677)
Increase (decrease) in retirement benefit liabilities	[5]				0
Increase (decrease) in other liabilities	[5]				(1,518)
Increase (decrease) in provisions	[5]				(2,289)
Increase (decrease) in liabilities included in disposal groups held for sale	[5]				0
Increase (decrease) in liabilities	[5]				£ (223,616)

[1]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[2]	For notes to the Financial Statements see pages 17 to 56
[3]

The balance sheet as at 30 June 2018 is on an IFRS 9 basis and hence the IFRS 9 balance sheet as at 1 January 2018 has been used to disclose the disposal of the UK banking business . For further details refer to Note 19, Transition disclosures on pages 53 to 55

[4]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[5]

The movement in net assets relating to the disposal of Barclays Bank UK PLC of £18,546m is stated after the elimination of internal balances between Barclays Bank PLC and Barclays Bank UK PLC on 1 April 2018 of £2,231m